Statement of cash flows, indirect method (Statement) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2022		Jun. 30, 2021
Statement of cash flows [Line Items]
Cash flows from (used in) operating activities		€ 20,481		€ (10,343)
Profit (loss)		3,119		2,387
Adjustments to reconcile profit (loss)		5,561		4,366
Adjustments for depreciation expense		652		615
Other adjustments to reconcile profit (loss)		4,909		3,750
Net increase decrease in operating assets		(30,455)		(7,222)
Adjustments for decrease (increase) in financial assets held for trading		4,828		3,466
Non trading financial assets mandatorily at fair value through profit or loss operating assets		(243)		(486)
Adjustments For Decrease Increase In Other Financial Assets Designated At Fair Value Through Profit Or Loss		89		10
Adjustments For Decrease Increase In Financial Assets At Fair Value Through Other Comprehensive Income		(3,130)		(4,171)
Adjustments For Decrease Increase In Financial Assets At Amortised Cost		(30,617)		(6,308)
Adjustments for decrease (increase) in other assets		(1,382)		267
Net increase Decrease in operating liabilities		43,787		(9,065)
Adjustments for increase (decrease) in financial liabilities held for trading		9,232		(4,167)
Other financial liabilities designated at fair value through profit or loss operating activities		(368)		(443)
Financial liabilities at amortized cost operating activities		34,867		(5,124)
Adjustments for increase (decrease) in other liabilities		56		669
Income taxes paid (refund), classified as operating activities		(1,530)		(808)
Cash flows from (used in) investing activities		(3,537)		(1,925)
Outflows of cash from investing activities		(3,766)		(11,778)
Purchase of property, plant and equipment, classified as investing activities		(1,442)		(10)
Purchase of intangible assets, classified as investing activities		(288)		(270)
Other cash payments to acquire interests in joint ventures, classified as investing activities		(53)		(23)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		(1,389)		0
Purchase Of Non Current Assets And Liabilities Held For Sale Classified As Investing Activities		(594)		(11,476)
Other Outflows Of Cash Classified As Investing Activities		0		0
Inflows of cash from investing activities		228		9,854
Proceeds from sales of property, plant and equipment		11		19
Proceeds from sales of intangible assets		0		0
Other cash receipts from sales of interests in joint ventures		93		53
Cash flows from losing control of subsidiaries or other businesses		0		8
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		125		9,773
Proceeds From Other Collections Related To Investing Activities		0		0
Cash flows from (used in) financing activities		(4,502)		(2,706)
Investments in Financing Activities		(5,016)		(2,999)
Dividends paid, classified as financing activities		(1,463)		(393)
Repayments of subordinated liabilities		(730)		(2,031)
Payments ForTreasury Stock Amortization		0		0
Payments For Treasury Stock Acquisition		(2,423)		(270)
Other Outflows Of Cash Classified As Financing Activities		(400)		(305)
Disinvestments In Financing Activities		514		293
Proceeds from issue of subordinated liabilities		0		0
Proceeds from issuing shares		0		0
Proceeds From Treasury Stock Disposal		514		293
Other Inflows Of Cash Classified As Financing Activities		0		0
Effect of exchange rate changes on cash and cash equivalents		1,268		(228)
Increase (decrease) in cash and cash equivalents		13,709		(15,201)
Cash and cash equivalents including balance of companies for sale	[1]			76,888
Cash and cash equivalents including balance of companies for sale				61,687
Cash and cash equivalents at beginning of period	[1]	67,799
Cash and cash equivalents		81,508
Components of cash and cash equivalents at the end of the period [Line Items]
Cash		6,671		5,872
Cash and bank balances at central banks		66,302	[2]	50,154
Other financial assets		8,535		5,661
Bank overdrafts		0		0
Cash and cash equivalents including balance of companies for sale				€ 61,687
Cash and cash equivalents		€ 81,508

[1]	(*) In 2021 it includes the balance of the Group's businesses in the United States included within the scope of the sale to PNC (see Note 3).
[2]	(*) The variation is mainly due to an increase in balances of BBVA, S.A. at the Bank of Spain.